COMMON STOCK (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	Feb. 25, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 03, 2020
Debt Conversion, Converted Instrument, Amount								$ 595,500
Note payable conversion price per share								$ 0.0143		$ 3	$ 3	$ 1.41	$ 3.326
Settle payable balance				$ 137,496		$ 137,496
Debt conversion, converted instrument, shares issued						45,268
Gain on loan extinguishment	$ 42,000			0	$ 297,711	$ 86,739	$ 269,144	$ 224,166	$ 0
Additional paid-in capital				$ 50,741		$ 50,741		52,693,974	15,971,392
Common stock shares issued for cash, value									$ 39,000
Number of warrants outstanding				1,002,500		1,002,500
Non-Related Party [Member]
Settle payable balance				$ 91,464		$ 91,464
Debt conversion, converted instrument, shares issued						121,072
Gain on loan extinguishment						$ 81,867
Debt conversion price description						values between $0.5821 to $1.039 per share
Related Party [Member]
Debt Conversion, Converted Instrument, Amount								$ 152,781
Note payable conversion price per share														$ 0.1530
Debt conversion, converted instrument, shares issued								1,038,339
Additional paid-in capital				50,741		$ 50,741		$ 535,500
Stock warrants settlement								1,038,339
Related Party Two [Member]
Debt Conversion, Converted Instrument, Amount						$ 714,700		$ 852,196
Debt conversion, converted instrument, shares issued						214,883		260,150
Additional paid-in capital				222,000		$ 222,000		$ 272,299
Related Party One [Member]
Debt Conversion, Converted Instrument, Amount						$ 127,000		$ 266,000
Debt conversion, converted instrument, shares issued						38,323		159,395
Gain on loan extinguishment						$ 27,000		$ 62,000
Accrued expenses per share								accrued expenses from $0.5821 to $3.326 per share
Related Party Three [Member]
Debt Conversion, Converted Instrument, Amount						$ 622,004		$ 622,004
Debt conversion, converted instrument, shares issued						648,739		648,739
Gain on loan extinguishment						$ 143,660		$ 143,660
Additional paid-in capital				$ 124,291		$ 124,291		$ 124,291
Debt conversion price description						debt from $0.9146 to $3.326 per share
Compensation for services [Member]
Common stock issue for settlement						601
Non-Related Parties [Member]
Common stock issue for settlement			1,065,982					1,065,982
Common stock shares issued for cash, value			$ 39,000					$ 39,000
Non-Related Party Two [Member]
Debt Conversion, Converted Instrument, Amount								$ 1,551,514
Note payable conversion price per share								$ 0.50
Debt conversion, converted instrument, shares issued								3,103,028
Non-Related Party One [Member]
Debt Conversion, Converted Instrument, Amount						$ 65,391		$ 65,391
Note payable conversion price per share				$ 3.326		$ 3.326		$ 3.326
Debt conversion, converted instrument, shares issued						70,448		70,448
Gain on loan extinguishment						$ 41,665		$ 41,665
IDTEC [Member]
Debt conversion, converted instrument, shares issued						12,000,000
Common stock issue for settlement						176,938
Lease Agreement [Member]
Debt Conversion, Converted Instrument, Amount						$ 49,600
Debt conversion, converted instrument, shares issued						16,000
Agreement Expiring date						February 2022
Asset Purchase Agreement [Member] | IDTEC [Member]
Common stock, shares issued upon assets purchase		12,000,000				12,000,000		12,000,000
Fair value of the common shares								$ 27,120,000
Convertible notes, conversion price				$ 0.50		$ 0.50		$ 0.50
Convertible promissory note agreement [Member]
Note payable conversion price per share														$ 0.1530
Gain on loan extinguishment								$ 273,642
Debt conversion price description						debt from $0.1530 to $0.13304 per share
Common stock shares issued to option exercised						454,097		454,097
Reduction in related party debt				$ 65,728		$ 65,728		$ 65,728
Number of warrants outstanding				454,097		454,097		454,097
Employment Agreement [Member] | Kevin Moore [Member]
Common stock shares issued for services, shares								72,159
Compensation [Member]
Common stock shares issued for services, shares								1,025
Convertible notes, conversion price								$ 20.29
Minimum [Member]
Note payable conversion price per share								0.1430
Maximum [Member]
Note payable conversion price per share								$ 0.1497
Series A Convertible Preferred Stock [Member]
Common stock shares issuable for preferred stock								417,491
Convertible preferred stock converted								1,388,575
Conversion price								$ 3.326
Additional paid-in capital								$ 1,329,561
Series A-1 Convertible Preferred stock [Member]
Debt Conversion, Converted Instrument, Amount						$ 107,880		$ 107,880
Debt conversion, converted instrument, shares issued								2,700,000
Convertible preferred stock converted	2,700,000
Common stock subscriptions payable								43,169
Common stock shares issued for services, shares						43,169		43,169